ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Dogness (International) Corporation (“Dogness” or the “Company”), is a company limited by shares established under the laws of the British Virgin Islands (“BVI”) on July 11, 2016 as a holding company. The Company, through its subsidiaries, is primarily engaged in the design, manufacturing and sales of various types of pet leashes, pet collars, pet harnesses, intelligent pet products, and retractable leashes with products being sold all over the world mainly through distributions by large retailers. Mr. Silong Chen, the Chairman of the Board and Chief Executive Officer (“CEO”) of the Company is the controlling shareholder (the “Controlling Shareholder”) of the Company by virtue of his ownership of 9,069,000 Class B common shares, which carry three votes per share and, in the aggregate have more than half of the voting power of all common shares.

Reorganization

A Reorganization of the legal structure was completed on January 9, 2017. The Reorganization involved the incorporation of Dogness, a BVI holding company; and Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”), a holding company established under the laws of the People’s Republic of China (“PRC”); and the transfer of Dogness (Hong Kong) Pet’s Products Co., Limited (“HK Dogness”), Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”), and Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”; collectively, the “Transferred Entities”) from the Controlling Shareholder to Dogness and Dongguan Dogness. Prior to the reorganization, the Transferred Entities’ equity interests were 100% controlled by the Controlling Shareholder. On November 24, 2016, the Controlling Shareholder transferred his 100% ownership interest in Dongguan Jiasheng to Dongguan Dogness, which is 100% owned by HK Dogness and considered a wholly foreign-owned entity (“WFOE”) in PRC. On January 9, 2017, the Controlling Shareholder transferred his 100% equity interests in HK Dogness and HK Jiasheng to Dogness. After the reorganization, Dogness ultimately owns 100% equity interests of the entities mentioned above.

Since the Company and its wholly-owned subsidiaries are effectively controlled by the same Controlling Shareholder before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 18, 2017, the Company completed its initial public offering (“IPO”) of 10,913,631 Class A common shares at a public offering price of $5.00 per share. In connection with the offering, the Company’s Class A common shares began trading on the NASDAQ Global Market on December 20, 2017 under the symbol “DOGZ.”

In January 2018, the Company formed a Delaware limited liability company, Dogness Group LLC (“Dogness Group”), with its operation focusing primarily on pet product sales in the U.S. In February 2018, Dogness Overseas Ltd (“Dogness Overseas”) was established in the British Virgin Islands as a holding company. Dogness Overseas owns all of the interests in Dogness Group.

On March 16, 2018 (the “Acquisition Date”), the Company entered into a share purchase agreement to acquire 100% of the equity interests in Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”) from its original shareholder, Long Kai (Shenzhen) Industrial Co., Ltd (“Longkai”), for a total cash consideration of approximately RMB71 million ($11.1 million) (the “Acquisition”). After the acquisition, Mejia became the Company’s wholly-owned subsidiary.

On July 6, 2018, Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”) was incorporated under the laws of PRC in Guangzhou City of Guangdong Province in China with a total registered capital of RMB80 million (approximately $11.0 million). One of the Company’s subsidiaries, Dongguan Jiasheng, owns 58% of Intelligence Guangzhou, with the remaining 42% ownership interest owned by two unrelated entities. Intelligence Guangzhou had immaterial operation since its inception and will conduct research and manufacturing of the Company’s fast-growing intelligent pet products in the future. Due to the fact that Intelligence Guangzhou has no business activities since the incorporation and Dongguan Jiasheng has not made any capital contribution, in August 2022, the Board approved to sell the Company’s 58% ownership interest in Intelligence Guangzhou to a third party for a nominal price. The transaction was completed on August 10, 2022.

Dogness Pet Culture (Dongguan) Co., Ltd. (“Dogness Culture”) was incorporated on December 14, 2018 with registered capital of RMB 10 million (approximately $1.5 million). The capital was not paid by the original shareholder and there were no active business operations. On January 15, 2020, the Company’s subsidiary, Dongguan Dogness, entered into an agreement with the original shareholder of Dogness Culture, who is a relative of Mr. Silong Chen, the Chief Executive Officer, to acquire 51.2% ownership interest of Dogness Culture for a nominal fee. The remaining equity interest of 48.8% was also transferred to other two third parties for a nominal fee. Dongguan Dogness thereafter contributed cash consideration of RMB5.12 million (approximately $0.79 million) on April 16, 2020 along with other two shareholders’ capital contributions of RMB4.88 million (approximately $0.76 million). Dogness Culture will mainly focus on developing and expanding pet food market and pet related service in China. On July 19, 2023, the Board approved the liquidation, dissolution, and termination of Dogness culture following the signing of a termination agreement among Dogness’s Culture’s shareholders on May 8, 2023.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)